Cover	Sep. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2025
Entity File Number	001-15781
Entity Registrant Name	BEACON FINANCIAL CORPORATION
Entity Central Index Key	0001108134
Entity Tax Identification Number	04-3510455
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	131 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	425-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	BBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false